Lease - Schedule of Operating Lease (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Operating Lease [Abstract]
Right-of-use assets	¥ 302		$ 45	¥ 877
Lease liabilities	254		$ 37	¥ 806
Operating lease expenses	583	¥ 777
Short-term lease expenses	613	236
Total lease expenses	¥ 1,196	¥ 1,013
Weighted-average remaining lease term (in years)	3 months 29 days		3 months 29 days	9 months
Weighted-average discount rate	3.01%		3.01%	3.07%